COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2013 and 2014, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2013	2014
	RMB	RMB

Equipment	17,417	7,457
Plant and building construction	156	85
Technology usage right	12,000	-

	29,573	7,542

(b)	Operating lease

The Company leased certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2012, 2013 and 2014 were RMB3,773, RMB4,568 and RMB3,185 respectively.

As of September 30, 2014, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2015	2,533
2016	1,191
2017	911
2018	1,449
2019	940
Thereafter	6,222

13,246